Debt - Schedule of Long-term Debt (Parenthetical) (Details)	12 Months Ended
Dec. 26, 2020
1st Lien USD Term Loan
Schedule Of Debts [Line Items]
Long term debt, weighted average interest rate	4.40%
1st Lien Euro Term Loan
Schedule Of Debts [Line Items]
Long term debt, weighted average interest rate	3.50%
Second Lien USD Term Loan
Schedule Of Debts [Line Items]
Long term debt, weighted average interest rate	9.70%